Private Advisors Alternative Strategies Master Fund

51 Madison Avenue

New York, New York 10010

VIA EDGAR

April 23, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Private Advisors Alternative Strategies Master Fund (“Fund”)
SEC File No.: 811-22646

Dear Sir/Madam:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), is the Fund’s Registration Statement on Form N-2 (“Registration Statement”). This Registration Statement is being filed in accordance with Rule 415(a)(6) under the Securities Act and includes unsold securities covered by the Fund’s currently effective Registration Statement.

This Registration Statement is substantially similar to the Fund’s currently effective Registration Statement, which was most recently declared effective on July 25, 2014. The facing page of the Registration Statement includes a delaying amendment pursuant to Rule 473(a) under the Securities Act, and the Fund intends to file one or more pre-effective amendments to the Registration Statement to add any additional disclosure or exhibits that may be necessary or required to complete the Registration Statement and to respond to comments from the SEC Staff regarding the Registration Statement.

Please direct any comments or questions concerning the filing to Matthew V. Curtin at 973-394-4447.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

Assistant Secretary of the Fund

cc:	J. Kevin Gao
Sander M. Bieber